MET INVESTORS SERIES TRUST

American Funds® Balanced Allocation Portfolio

American Funds® Growth Allocation Portfolio

American Funds® Moderate Allocation Portfolio

MetLife Asset Allocation 100 Portfolio

MetLife Balanced Plus Portfolio

MetLife Multi-Index Targeted Risk Portfolio

METROPOLITAN SERIES FUND

MetLife Asset Allocation 20 Portfolio

MetLife Asset Allocation 40 Portfolio

MetLife Asset Allocation 60 Portfolio

MetLife Asset Allocation 80 Portfolio

(collectively, the “Portfolios”)

SUPPLEMENT DATED DECEMBER 17, 2014 TO

STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 28, 2014,

AS AMENDED JULY 1, 2014, AUGUST 29, 2014,

SEPTEMBER 26, 2014, OCTOBER 14, 2014

AND NOVEMBER 21, 2014

Effective immediately, in the section entitled “Appendix C – Portfolio Managers” the information pertaining to the Portfolios is amended to reflect the removal of all references to Jeffrey L. Bernier.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE